Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total external revenue		$ 1,682,200	$ 1,671,383	$ 1,562,157
Interest revenue		19,188	33,452	38,981
Intersegment revenue	[1]	18,007	18,293	11,877
Total consolidated revenues		1,719,395	1,723,128	1,613,015
Elimination of intersegment revenue	[1]	(18,007)	(18,293)	(11,877)
Total Revenue		1,701,388	1,704,835	1,601,138
Selling, general and administrative		563,647	575,553	508,136
Segments Adjusted EBITDA		497,428	529,876	540,860
Merchant Solutions
Segment Reporting Information [Line Items]
Total external revenue		885,241	936,907	864,816
Interest revenue		1,573	2,501	1,792
Intersegment revenue	[1]	17,854	18,215	11,738
Total consolidated revenues		904,668	957,623	878,346
Cost of services (excluding depreciation and amortization)	[1]	518,428	518,792	469,090
Selling, general and administrative	[2]	240,546	247,980	187,102
Segments Adjusted EBITDA		145,694	190,851	222,154
Digital Wallets
Segment Reporting Information [Line Items]
Total external revenue		796,959	734,476	697,341
Interest revenue		17,615	30,951	37,189
Intersegment revenue	[1]	153	78	139
Total consolidated revenues		814,727	765,505	734,669
Cost of services (excluding depreciation and amortization)	[1]	240,776	215,263	205,999
Selling, general and administrative	[2]	222,217	211,217	209,964
Segments Adjusted EBITDA		$ 351,734	$ 339,025	$ 318,706

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments.
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.